Expense Example, No Redemption (Vanguard FTSE Social Index Fund Retail)	Vanguard FTSE Social Index Fund Vanguard FTSE Social Index Fund - Investor Shares 9/1/2013 - 8/31/2014 USD ($)
Expense Example, No Redemption:
1 YEAR	28
3 YEAR	87
5 YEAR	152
10 YEAR	343